Intangible assets (Tables)	12 Months Ended
Jun. 30, 2020
Intangible Assets [Abstract]
Schedule of movement in intangible assets and goodwill

	Brands £ million	Goodwill £ million	Other intangibles £ million	Computer software £ million	Total £ million
Cost
At 30 June 2018	8,946	2,788	1,482	604	13,820
Exchange differences	182	28	56	8	274
Additions	25	10	2	46	83
Disposals(i)	(230)	(12)	—	(5)	(247)
Transfers to assets held for sale(ii)	(28)	(19)	—	—	(47)
At 30 June 2019	8,895	2,795	1,540	653	13,883
Exchange differences	(74)	(139)	44	—	(169)
Additions	102	8	3	52	165
Disposals	—	—	—	(7)	(7)
At 30 June 2020	8,923	2,664	1,587	698	13,872
Amortisation and impairment
At 30 June 2018	616	110	75	447	1,248
Exchange differences	5	3	—	8	16
Amortisation for the year	—	—	3	60	63
Disposals	—	—	—	(1)	(1)
At 30 June 2019	621	113	78	514	1,326
Exchange differences	(17)	(16)	(1)	2	(32)
Amortisation for the year	—	—	1	62	63
Impairment	564	655	—	—	1,219
Disposals	—	—	—	(4)	(4)
At 30 June 2020	1,168	752	78	574	2,572
Carrying amount
At 30 June 2020	7,755	1,912	1,509	124	11,300
At 30 June 2019	8,274	2,682	1,462	139	12,557
At 30 June 2018	8,330	2,678	1,407	157	12,572

(i) In the year ended 30 June 2019 Diageo completed the sale of a portfolio of 19 brands to Sazerac. See note 8(b) for further information.
(ii) Transfers to assets held for sale in the year ended 30 June 2019 was in respect of United National Breweries (UNB).

Schedule of principal acquired brands
At 30 June 2020, the principal acquired brands, all of which are regarded as having indefinite useful economic lives, are as follows:

	Principal markets	2020 £ million	2019 £ million
Crown Royal whisky	United States	1,190	1,153
McDowell's No.1 whisky, rum and brandy	India	1,050	1,112
Captain Morgan rum	Global	977	946
Smirnoff vodka	Global	670	648
Johnnie Walker whisky	Global	625	625
Casamigos tequila	United States	491	476
Shui Jing Fang Chinese white spirit	Greater China	260	259
Yenì Raki	Turkey	202	231
Signature whisky	India	197	209
Seagram's 7 Crown whiskey	United States	181	176
Don Julio tequila	United States	179	209
Bell's whisky	Europe	179	179
Black Dog whisky	India	167	177
Antiquity whisky	India	163	173
Zacapa rum	Global	156	151
Windsor Premier whisky	Korea	154	589
Gordon's gin	Europe	119	119
Old Parr whisky	Global	110	106
Other brands		685	736
		7,755	8,274

Schedule of goodwill attributed to cash-generating units
For the purposes of impairment testing, goodwill has been attributed to the following cash-generating units:

	2020 £ million	2019 £ million
North America	416	403
Europe and Turkey
Europe (excluding Turkey)	181	172
Turkey	205	234
Latin America and Caribbean – Mexico	123	143
Asia Pacific
Greater China	132	131
India	770	1,511
Other cash-generating units	85	88
	1,912	2,682

Schedule of pre-tax discount rates and terminal growth rates used for impairment testing
The pre-tax discount rates, terminal and long-term growth rates used for impairment testing are as follows:

	2020			2019
	Pre-tax discount rate %	Terminal growth rate %	Long-term growth rate %	Pre-tax discount rate %	Terminal growth rate %	Long-term growth rate %
North America – United States	8	2	4	9	2	4
Europe and Turkey
Europe (excluding Turkey)	7	2	4	7	2	4
Turkey	22	11	15	25	13	16
Africa
Ethiopia	21	8	17	25	8	17
South Africa	18	—	7	18	—	7
Latin America and Caribbean
Brazil	15	3	6	16	4	6
Mexico	16	3	5	17	3	6
Asia Pacific
Korea	10	(4)	—	8	2	—
Greater China	9	3	8	10	3	8
India	12	4	12	14	5	12

Schedule of sensitivity to change in key assumptions
The table below shows the headroom at 30 June 2020 and the impairment charge that would be required if the assumptions in the calculation of their value in use were changed:

	Carrying value of CGU £ million	Headroom £ million	1ppt increase in discount rate £ million	2ppt decrease in annual growth rate in forecast period 2021-2029 £ million	0.5 - 1ppt reduction in the rate of price increase £ million	Covid-19 scenario £ million
India(i)	3,444	—	(242)	(235)	(297)	(396)
Bagpiper brand(i)	94	—	(11)	(16)	(19)	(17)
Antiquity brand(i)	166	8	(15)	(18)	(13)	(25)
McDowell's No.1 brand(i)	1,179	29	(121)	(173)	(216)	(234)
Windsor Premier brand(ii)	164	—	—	—	—	(30)
Bell's brand(iii)	225	12	(11)	—	—	—

(i)
Reasonably possible changes in key assumptions that would result in an additional impairment of the India cash-generating unit, Bagpiper, Antiquity and McDowell's No.1 brands would be a 1ppt increase in discount rate or a 2ppt decrease in the annual growth rate in forecast period of 2021-2029 or a 0.5-1ppt reduction in the rate of price increase. Furthermore, due to the Covid-19 pandemic, a permanent delay of the F20 lost base recovery period is also considered to be a reasonably possible scenario due to the severity of measures taken in India and the introduction of unprecedented increase of taxes on alcohol. In the Covid-19 scenario above it was assumed that F19 base will be reached by F25.

(ii)
Due to the high-level uncertainty of the Covid-19 pandemic, additional possible changes in volume growth rates are forecasted assuming permanent damage of local whisky category with no recovery to F19 levels based on latest outlook of IWSR reports, and the fact that the majority of sales are on-trade.

(iii) The Bell's brand is disclosed as sensitive due to strong competition and challenging market conditions. The only change in the key assumptions considered reasonably possible that would result in an impairment of the brand would be a 1ppt increase in discount rate.